Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Products (includes sales to affiliates of $835, $846 and $745)	$ 4,515	$ 5,373	$ 5,431
Service revenues	973	906	953
Other	106	194	286
Total net sales	5,594	6,473	6,670
Cost of sales and operating expenses:
Products	4,244	4,818	5,090
Services	866	813	878
Other	88	164	234
Total cost of sales and operating expenses	5,198	5,795	6,202
Gross income (loss)	396	678	468
Selling, general and administrative expenses	270	254	264
Operating income (loss)	126	424	204
Other income (expense):
Interest expense	(18)	(20)	(11)
Interest income	40	14	18
Interest income from affiliates	29	27	25
Income (loss) from affiliates	70	37	(4)
Other investment income (loss), net	(5)	2	8
Foreign currency gains (losses), net	1	(9)
Gain (loss) on sale of controlling interest in subsidiary		66
Miscellaneous, net	(2)	(5)	6
Total other income (loss), net	115	112	42
Earnings (loss) before income taxes	241	536	246
Income tax (expense) benefit	(69)	(168)	(32)
Net earnings (loss)	172	368	214
Less: Net (income) loss attributable to noncontrolling interests	(1)	(1)	(2)
Net earnings (loss) attributable to Seaboard	$ 171	$ 367	$ 212
Earnings (loss) per common share (in dollars per share)	$ 146.44	$ 311.44	$ 177.53
Other comprehensive income (loss), net of income tax benefit of $0, $27 and $(10):
Foreign currency translation adjustment	$ (34)	$ (39)	$ (46)
Unrealized gain (loss) on investments		1	(1)
Unrecognized pension cost	9	(33)	37
Other comprehensive loss, net of tax	(25)	(71)	(10)
Comprehensive income (loss)	147	297	204
Less: Comprehensive (income) loss attributable to noncontrolling interests	(1)	(1)	(2)
Comprehensive income (loss) attributable to Seaboard	$ 146	$ 296	$ 202
Average number of shares outstanding (in shares)	1,170,550	1,178,441	1,193,801